Supplement to the Current Prospectus

MFS(R) Limited Maturity Fund

Effective April 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class 529A, 529B, 529C, R1, R2, R3, R4, and R5 shares only:


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                     529A       529B     529C        All R
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Maximum Sales Charge (Load)    2.50%       N/A       N/A         N/A
Imposed on Purchases (as a
percentage of offering
price)......................
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Maximum Deferred Sales      See Below(#)  4.00%     1.00%        N/A
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                             529A         529B         529C
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Management Fee......................   0.40%        0.40%         0.40%
Distribution and/or Service (12b-1)
Fees(1).............................   0.35%        0.87%         1.00%
Other Expenses(2)...................   0.35%        0.35%         0.35%
                                       -----        -----         -----
Total Annual Fund Operating
Expenses(2).........................   1.10%        1.62%         1.75%
      Fee Reductions(3).............  (0.25)%      (0.15)%       (0.15)%
                                      -------      -------       -------
Net Expenses(2).....................   0.85%        1.47%         1.60%

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Share Class                            R1      R2      R3      R4     R5
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Management Fee...................... 0.40%    0.40%   0.40%  0.40%   0.40%
Distribution and/or Service (12b-1)
Fees(1)............................. 1.00%    0.50%   0.50%  0.25%    N/A
Other Expenses(2)................... 0.25%    0.25%   0.25%  0.25%   0.25%
                                     -----    -----   -----  -----   -----
Total Annual Fund Operating
Expenses(2)......................... 1.65%    1.15%   1.15%  0.90%   0.65%
      Fee Reductions(3).............(0.15)%  (0.15)% (0.25)%(0.15)% (0.15)%
                                    -------  ------- -------------- -------
Net Expenses(2)..................... 1.50%    1.00%   0.90%  0.75%   0.50%

Effective April 1, 2008, the first three sentences in footnote (2) to the table in the sub-section entitled "Expense Table" are restated as follows:

   The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be 0.64% for Class A, 1.41% for Class B, 1.49% for Class C, 0.49% for Class I, 0.84% for Class 529A, 1.46% for Class 529B, 1.59% for Class 529C, 0.89% for Class R, 1.49% for Class R1, 0.99% for Class R2, 0.89% for Class R3, 0.74% for Class R4, and 0.49% for Class R5.

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.


Effective April 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class 529A, 529B, 529C, R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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529A Shares                                $335     $551     $791    $1,478
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529B Shares(1)
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      Assuming Redemption at End of
Period                                     $550     $781   $1,041    $1,715
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      Assuming No Redemption               $150     $481     $841    $1,715
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529C Shares
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      Assuming Redemption at End of
Period                                     $263     $521     $909    $1,996
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      Assuming No Redemption               $163     $521     $909    $1,996
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R1 Shares                                  $153     $490     $856    $1,887
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R2 Shares                                  $102     $335     $591    $1,327
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R3 Shares                                  $102     $335     $591    $1,327
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R4 Shares                                   $77     $256     $456    $1,035
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R5 Shares                                   $51     $177     $320      $735
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(1) Class 529B shares convert to Class 529A shares approximately eight years after purchase; therefore, years nine and ten reflect Class 529A expenses.


Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.


Effective April 1, 2008, the sub-section entitled "Program Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:


Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code (the "Code") and other regulatory requirements under a Master 529 Administrative Services Agreement. The fund's 529 share classes may also be offered through qualified tuition programs for which MFD does not serve as program manager.

Under the Agreement, the fund pays MFD an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Please consult the program description for your particular qualified tuition program for a discussion of the fees paid to and services received from the program manager.

Effective April 1, 2008, the second paragraph under the sub-section entitled "Description of Share Classes" is restated in its entirety as follows:

Class B shares are only available for purchase by shareholders who elected to reinvest dividends and/or other distributions in additional Class B shares of the fund prior to May 1, 2006 and exchange from shareholders who hold Class B shares of certain other MFS funds (subject to any limitations applicable to the exchange of that fund's shares as described in its prospectus).

Effective March 1, 2008, the table in the sub-section entitled "Distribution and Service Fees" under the main heading "Description of Share Classes" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                                Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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Effective April 1, 2008, the fourth paragraph of the sub-section entitled "How to Purchase Shares" under the main heading "How to Purchase, Redeem, and Exchange Shares" is restated as follows:

Class B shares are only available for purchase by shareholders who elected to reinvest dividends and/or other distributions in additional Class B shares of the fund prior to May 1, 2006 and exchange from shareholders who hold Class B shares of certain other MFS funds (subject to any limitations applicable to the exchange of that fund's shares as described in its prospectus).

Effective April 1, 2008, the first two paragraphs of the sub-section entitled "529 Share Classes" under the main heading "How to Purchase, Redeem, and Exchange Shares" are restated as follows:

529 Share Classes. With respect to the 529 share classes, you can establish an account by having your financial intermediary process your purchase. Generally, the minimum initial investment is $250. MFSC waives or lowers the initial investment minimums for certain types of investors and investments.

You may have your financial intermediary process your subsequent purchases or you may contact MFSC directly. Generally, there is no minimum for subsequent investments.


               The date of this supplement is April 1, 2008.